Related party transactions	12 Months Ended
Mar. 31, 2018
Related party transactions
Related party transactions

21.            Related party transactions

During the years ended March 31, 2016, 2017 and 2018, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Ant Financial and its affiliates

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Amount earned by the Company
Profit Share Payments (i)	1,122	2,086	3,444
SME Annual Fee (ii)	708	847	956
Reimbursement on options and RSUs (iii)	113	54	5
Commission on transactions (iv)	246	409	497
Cloud computing revenue (iv)	104	264	482
Other services (iv)	736	621	1,200

	3,029	4,281	6,584

Amount incurred by the Company
Payment processing fee (v)	4,898	5,487	6,295
Other fees (iv)	299	952	1,894

	5,197	6,439	8,189

(i)

In 2014, the Company entered into the 2014 IPLA with Ant Financial. Under the 2014 IPLA, the Company receives the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial, subject to certain adjustments (Note 4(a)).

Profit Share Payments were recognized in consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Ant Financial. The amounts reimbursed by Ant Financial to the Company were RMB274 million, RMB245 million and RMB37 million for the years ended March 31, 2016, 2017 and 2018, respectively.

(ii)

The Company entered into software system use and service agreements with Ant Financial in 2014. In calendar years 2015 to 2017, the Company received the SME Annual Fee equal to 2.5% of the average daily balance of the SME loans made by Ant Financial and its affiliates. In calendar years 2018 to 2021, the Company received or will receive the SME Annual Fee equal to the amount paid in calendar year 2017 (Note 4(a)).

(iii)

The Company entered into agreements with Ant Financial in 2012 and 2013 under which the Company will receive a reimbursement for options and RSUs relating to the ordinary shares granted to the employees of Ant Financial and its subsidiaries during the period from December 14, 2011 to March 31, 2014. Pursuant to the agreements, the Company will, upon vesting of such options and RSUs, receive a cash reimbursement equal to their respective grant date fair value. As this arrangement relates to share-based awards previously granted by the Company, the reimbursement is recognized as a reduction of share-based compensation expense. The Company also entered into a similar agreement relating to share-based awards granted to the employees of Koubei and its subsidiaries, and the amounts are not material.

(iv)

The Company also has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Financial, its subsidiaries and affiliates (including Koubei) on various sales and marketing, cloud computing, treasury management and other administrative services.

(v)

The Company and Alipay, among others, entered into a commercial agreement in 2011 whereby the Company receives payment processing services in exchange for a payment processing fee, which was recognized in cost of revenue.

As of March 31, 2017 and 2018, the Company had certain amounts of cash and short-term investments held in accounts managed by Alipay.

Transactions with Cainiao Network

The Company entered into an agreement with Cainiao Network during the year ended March 31, 2016 whereby the Company disposed of a wholly-owned subsidiary to Cainiao Network for cash consideration of US$33 million (RMB204 million). The major asset of the disposed subsidiary consisted of a land use right in the PRC. The gain on disposal for the year ended March 31, 2016 amounted to RMB3 million.

The Company has commercial arrangements with Cainiao Network to receive certain logistics services. Expenses incurred in connection with the logistics services provided by Cainiao Network of RMB2,370 million, RMB4,444 million and RMB3,437 million were recorded in the consolidated income statements for the years ended March 31, 2016, 2017 and for the period from April 1, 2017 to the date of consolidation of Cainiao Network in October 2017, respectively.

The Company also has cost sharing and other services arrangements with Cainiao Network and its subsidiaries primarily related to various administrative and support services. In connection with these services provided by the Company, RMB86 million, RMB152 million and RMB123 million were recorded in the consolidated income statements for the years ended March 31, 2016, 2017 and for the period from April 1, 2017 to the date of consolidation of Cainiao Network in October 2017, respectively.

Transactions with Weibo Corporation ("Weibo")

The strategic collaboration agreement and the marketing cooperation agreement that were entered into between the Company and Weibo, an equity investee of the Company, were expired in January 2016. Expenses incurred in connection with the marketing services provided by Weibo pursuant to these agreements and other commercial arrangements of RMB715 million, RMB340 million and RMB615 million were recorded in the cost of revenue and sales and marketing expenses in the consolidated income statements for the years ended March 31, 2016, 2017 and 2018, respectively.

The Company also has other commercial arrangements with Weibo primarily related to cloud computing services. In connection with such services provided by the Company, RMB38 million, RMB105 million and RMB223 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2016, 2017 and 2018, respectively.

Transactions with other equity investees

Cainiao Network has commercial arrangements with certain equity investees of the Company to receive logistics services. Expenses incurred in connection with such services of RMB5,608 million were recorded in the consolidated income statement for the period from the date of consolidation of Cainiao Network in October 2017 to March 31, 2018.

Repurchase of ordinary shares from Softbank

In June 2016, the Company entered into a share purchase agreement with SoftBank, pursuant to which the Company repurchased 27,027,027 ordinary shares from SoftBank at US$74.00 per share for an aggregate consideration of approximately US$2.0 billion. Such ordinary shares were cancelled upon the completion of the transaction.

Other transactions

The Company's ecosystem offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company's platforms are conducted on terms obtained in arms-length transactions with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company has commercial arrangements with SoftBank, its equity investees and other related parties to provide and receive certain marketing, logistics, traffic acquisition, cloud computing and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company's revenue and total costs and expenses, respectively, for the years ended March 31, 2016, 2017 and 2018.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the years ended March 31, 2016, 2017 and 2018. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.